Shareholders’ equity (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of share issued	2,420,804,398	2,420,804,398
Number of shares authorised	4,450,000,000
Accumulated amount of benefits	R$ 2,124,411	R$ 1,958,301
Mandatory dividend percentage	25.00%
Distribution costs	R$ 1,400,000	2,000,000
Additional amounts	600,000	1,047,500
Dividend payables	661,494	533,580
Unpaid return on equity	61,187	49,955
Other Equity Interest Three [Member]
IfrsStatementLineItems [Line Items]
Dividend payables	661,494	R$ 533,580
Other equity interest [member]
IfrsStatementLineItems [Line Items]
Addition amount paid	R$ 600,307